GEOGRAPHIC, FINANCIAL AND OTHER INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
GEOGRAPHIC, FINANCIAL AND OTHER INFORMATION

8. GEOGRAPHIC, FINANCIAL AND OTHER INFORMATION

The Company manages its business on the basis of one reportable operating segment. As of September 30, 2013, the Company had operations established in 14 countries outside of the U.S. and its products are sold throughout the world. Generally, net sales by geographic area are presented by attributing revenues from external customers on the basis of where the products are sold.

	Three Months Ended September 30,				Nine Months Ended September 30,
	2013		2012		2013		2012
Geographic area:
Net sales:
United States	$185.8	55%	$192.0	55%	$581.8	57%	$580.6	56%
Outside of the United States	153.6	45%	155.0	45%	439.6	43%	454.2	44%

	$339.4		$347.0		$1,021.4		$1,034.8

	September 30, 2013		December 31, 2012
Long-lived assets, net:
United States	$440.9	91%	$430.1	90%
Outside of the United States	46.2	9%	48.5	10%

	$487.1		$478.6

	Three Months Ended September 30,				Nine Months Ended September 30,
	2013		2012		2013		2012
Classes of similar products:
Net sales:
Color cosmetics	$218.1	64%	$225.0	65%	$678.0	66%	$680.0	66%
Beauty care and fragrance	121.3	36%	122.0	35%	343.4	34%	354.8	34%

	$339.4		$347.0		$1,021.4		$1,034.8

20.    GEOGRAPHIC, FINANCIAL AND OTHER INFORMATION

The Company manages its business on the basis of one reportable operating segment. (See Note 1, “Summary of Significant Accounting Policies”, for a brief description of the Company’s business). As of December 31, 2012, the Company had operations established in 14 countries outside of the U.S. and its products are sold throughout the world. Generally, net sales by geographic area are presented by attributing revenues from external customers on the basis of where the products are sold. Walmart and its affiliates worldwide accounted for approximately 22% of the Company’s worldwide net sales in each of 2012, 2011 and 2010. The Company expects that Walmart and a small number of other customers will, in the aggregate, continue to account for a large portion of the Company’s net sales. As is customary in the consumer products industry, none of the Company’s customers is under an obligation to continue purchasing products from the Company in the future.

In the tables below, certain prior year amounts have been reclassified to conform to the current period’s presentation.

	Year Ended December 31,
	2012		2011		2010
Geographic area:
Net sales:
United States	$800.0	56%	$757.4	55%	$729.1	55%
Outside of the United States	626.1	44%	624.0	45%	592.3	45%

	$1,426.1		$1,381.4		$1,321.4

	December 31,
	2012		2011
Long-lived assets — net:
United States	$430.1	90%	$354.3	88%
Outside of the United States	48.5	10%	48.5	12%

	$478.6		$402.8

	Year Ended December 31,
	2012		2011		2010
Classes of similar products:
Net sales:
Color cosmetics	$940.0	66%	$880.4	64%	$816.1	62%
Beauty care and fragrance	486.1	34%	501.0	36%	505.3	38%

	$1,426.1		$1,381.4		$1,321.4